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August 30, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:     Centura Funds, Inc. (the "Corporation")
        File Nos:  33-75926/811-8384

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Corporation pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that for each of the Corporation's Mid Cap Equity Fund, Large Cap Equity Fund, Small Cap Equity Fund, Government Income Fund, Quality Income Fund and North Carolina Tax-Free Bond Fund (together, the "Funds") (i) the definitive Prospectus relating to Funds' Class A Shares and Class B Shares, (ii) the definitive Prospectus relating to the Funds' Class C Shares and (iii) the Corporation's Statements of Additional Information relating to the Class A and B Shares and to the Class C shares, each dated August 30, 2000, which would have been filed by the Corporation pursuant to Rule 497(c) of the Act, do not differ from those which were contained in the Corporation's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on August 25, 2000.

Please contact the undersigned at (614) 470-8688.  Thank you.

Very truly yours,

CURTIS BARNES

Curtis Barnes
 Secretary to Centura Funds, Inc.

cc:    Olivia Adler, Esq.